Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Notional Amounts and Fair Values of Derivatives

						Group
	2020			2019
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	14,951	395	418	14,149	134	200
Interest rate contracts	40,160	888	542	46,564	718	315
Equity and credit contracts	1,140	123	55	2,474	283	160
Total derivatives held for trading	56,251	1,406	1,015	63,187	1,135	675
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	789	84	6	1,482	166	2
Interest rate contracts	93,748	1,225	1,885	94,550	1,022	1,488
Equity derivative contracts	—	—	—	—	—	—
	94,537	1,309	1,891	96,032	1,188	1,490
Designated as cash flow hedges:
Exchange rate contracts	27,020	1,978	409	28,502	2,023	462
Interest rate contracts	19,407	467	23	17,451	184	35
Equity derivative contracts	—	—	—	—	—	—
	46,427	2,445	432	45,953	2,207	497
Total derivatives held for hedging	140,964	3,754	2,323	141,985	3,395	1,987
Derivative netting(1)		(1,754)	(1,754)		(1,214)	(1,214)
Total derivatives	197,215	3,406	1,584	205,172	3,316	1,448
(1)    Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was £330m (2019: £222m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £651m (2019: £629m).

Disclosure of Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method
The table below analyses the notional and fair values of derivatives by trading and settlement method.

	Notional
		Traded over the counter			Asset		Liability
	Traded on recognised exchanges	Settled by central counterparties	Not settled by central counterparties	Total	Traded on recognised exchanges	Traded over the counter	Traded on recognised exchanges	Traded over the counter
2020	£m	£m	£m	£m	£m	£m	£m	£m
Exchange rate contracts	—	—	42,760	42,760	—	2,457	—	833
Interest rate contracts	—	144,343	8,972	153,315	—	826	—	696
Equity and credit contracts	—	—	1,140	1,140	—	123	—	55
	—	144,343	52,872	197,215	—	3,406	—	1,584

2019
Exchange rate contracts	—	—	44,133	44,133	—	2,324	—	663
Interest rate contracts	—	131,538	27,027	158,565	—	709	—	625
Equity and credit contracts	—	—	2,474	2,474	—	283	—	160
	—	131,538	73,634	205,172	—	3,316	—	1,448

Disclosure of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies
The following table sets out the maturity profile and average price/rate of the hedging instruments used in the Santander UK group’s hedging strategies:

							Group
2020	Hedging Instruments	≤1 month	>1 and ≤3 months	>3 and ≤12 months	>1 and ≤5 years	>5 years	Total
Fair value hedges:
Interest rate risk	Interest rate contracts- Nominal Amount (£m)	2,429	7,617	27,791	47,749	7,889	93,475
	Average fixed interest rate - GBP	0.69%	0.65%	0.82%	0.73%	3.61%
	Average fixed interest rate - EUR	1.18%	0.23%	3.02%	0.98%	2.34%
	Average fixed interest rate - USD	1.87%	1.72%	2.89%	2.49%	4.16%
Interest rate/FX risk	Exchange rate contracts - Nominal Amount (£m)	—	—	132	461	196	789
	Interest rate contracts - Nominal Amount (£m)	—	—	—	236	37	273
	Average GBP - EUR exchange rate	—	—	1.1405	1.1700	1.1669
	Average GBP - USD exchange rate	—	—	—	—	—
	Average fixed interest rate - EUR	—	—	4.64%	1.78%	3.56%
	Average fixed interest rate - USD	—	—	—	—	—
Cash flow hedges:
Interest rate risk	Interest rate contracts – Notional amount (£m)	—	897	2,528	7,964	1,061	12,450
	Average fixed interest rate - GBP	—	0.46%	0.57%	1.45%	1.33%
FX risk	Exchange rate contracts- Nominal Amount (£m)	1,439	2,015	3,877	7,113	1,119	15,563
	Interest rate contracts- Nominal Amount (£m)	—	—	—	366	—	366
	Average GBP - JPY exchange rate	—	137.9769	135.6073	132.2714	—
	Average GBP - EUR exchange rate	—	—	—	1.1629	1.1787
	Average GBP - USD exchange rate	1.2931	1.3164	1.3231	1.3039	—
Interest rate/FX risk	Exchange rate contracts - Nominal Amount (£m)	732	—	2,583	6,550	1,592	11,457
	Interest rate contracts - Nominal Amount (£m)	732	—	882	4,062	915	6,591
	Average GBP - EUR exchange rate	—	—	1.3543	1.2525	1.1965
	Average GBP - USD exchange rate	1.4649	—	—	1.6085	1.3811
	Average fixed interest rate – GBP	2.01%	—	3.18%	2.48%	3.39%

2019
Fair value hedges:
Interest rate risk	Interest rate contracts- Nominal Amount (£m)	4,354	5,804	27,405	43,652	13,099	94,314
	Average fixed interest rate - GBP	0.77%	0.90%	0.88%	1.33%	3.00%
	Average fixed interest rate - EUR	(0.41)%	0.29%	2.21%	1.36%	2.36%
	Average fixed interest rate - USD	—	1.54%	1.99%	2.69%	4.56%
Interest rate/FX risk	Exchange rate contracts - Nominal Amount (£m)	—	755	—	317	410	1,482
	Interest rate contracts - Nominal Amount (£m)	—	—	—	18	218	236
	Average GBP - EUR exchange rate	—	—	—	1.1781	1.1603
	Average GBP - USD exchange rate	—	1.5110	—	—	—
	Average fixed interest rate - EUR	—	—	—	3.52%	2.12%
	Average fixed interest rate - USD	—	2.38%	—	—	—
Cash flow hedges:
Interest rate risk	Interest rate contracts - Nominal Amount (£m)	—	339	1,066	4,671	500	6,576
	Average fixed interest rate - GBP (%)	—	0.76%	0.82%	1.46%	0.40%	—
FX risk	Exchange rate contracts- Nominal Amount (£m)	1,187	2,119	3,758	5,217	—	12,281
	Interest rate contracts- Nominal Amount (£m)	—	—	—	755	—	755
	Average GBP - JPY exchange rate	—	145.9275	143.0857	140.8152	—
	Average GBP - EUR exchange rate	—	1.1444	1.1167	1.1526	—
	Average GBP - USD exchange rate	1.2856	1.2624	1.2925	1.2991	—
Interest rate/FX risk	Exchange rate contracts - Nominal Amount (£m)	812	—	3,367	8,009	4,033	16,221
	Interest rate contracts - Nominal Amount (£m)	—	—	3,121	4,829	2,170	10,120
	Average GBP - EUR exchange rate	1.2742	—	1.1689	1.3114	1.2090
	Average GBP - USD exchange rate	—	—	1.5357	1.5811	1.4499
	Average fixed interest rate - GBP (%)	2.49%	—	2.16%	2.87%	2.96%

Net Gains or Losses Arising From Hedges Included in Operating Income
Net gains or losses arising from fair value and cash flow hedges included in other operating income

			Group
	2020	2019	2018
	£m	£m	£m
Fair value hedging:
(Losses)/gains on hedging instruments	(299)	(360)	4
Gains/(losses) on hedged items attributable to hedged risks	365	414	75
Fair value hedging ineffectiveness	66	54	79
Cash flow hedging ineffectiveness	(46)	(46)	(45)
	20	8	34

Disclosure Of Information About Hedging Ineffectiveness by Risk Category Explanatory
Hedge ineffectiveness can be analysed by risk category as follows:

						Group
			2020			2019
	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement
	£m	£m	£m	£m	£m	£m
Fair value hedges:
Interest rate risk	(358)	385	27	(264)	284	20
Interest rate/FX risk	59	(20)	39	(96)	130	34
	(299)	365	66	(360)	414	54

									Group
					2020				2019
		Hedging Instruments				Hedging Instruments
	Income statement line item affected by reclassification	Change in FV	Recognised in OCI	Recognised in Income Statement	Reclassified from reserves to income	Change in FV	Recognised in OCI	Recognised in Income Statement	Reclassified from reserves to income
		£m	£m	£m	£m	£m	£m	£m	£m
Cash flow hedges:
Interest rate risk	Net interest income	185	(179)	6	33	34	(33)	1	13
FX risk	Net interest income/other operating income	(42)	38	(4)	2	(333)	329	(4)	(316)
Equity risk	Operating expenses	—	—	—	—	—	—	—	—
Interest rate/FX risk	Net interest income/other operating income	782	(830)	(48)	773	(604)	561	(43)	(709)
		925	(971)	(46)	808	(903)	857	(46)	(1,012)

Disclosure Of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting Explanatory

		Group
	2020	2019
	£m	£m
Balance at 1 January	481	326
Effective portion of changes in fair value:
– Interest rate risk	179	33
– Foreign currency risk	(38)	(329)
– Equity risk	—	—
– Interest rate/foreign currency risk	830	(561)
	971	(857)
Income statement transfers
– Interest rate risk	(33)	(13)
– Foreign currency risk	(2)	316
– Equity risk	—	—
– Interest rate/foreign currency risk	(773)	709
	(808)	1,012
Balances at 31 December	644	481

Hedged exposures
Santander UK hedges its exposures to various risks, including interest rate risk and foreign currency risk, as set out in the following table.

										Group
					2020					2019
		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiveness		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiveness
	Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges		Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate risk:
Loans and advances to customers	54,118	—	1,189	892	334	43,098	—	870	630	258
Other financial assets at amortised cost	772	—	36	13	121	6,627	—	142	121	83
Reverse repos – non trading	12,149	—	1	—	3	17,121	—	(2)	—	(2)
Other financial assets at FVOCI	5,129	155	—	74	88	5,944	102	—	82	125
Deposits by customers	(7,309)	(158)	(10)	(77)	(73)	(9,944)	(85)	4	(11)	(110)
Deposits by banks	—	—	—	—	—	(517)	(16)	—	(17)	(1)
Debt securities in issue	(5,885)	(375)	(137)	(239)	(61)	(8,099)	(303)	(166)	(300)	(50)
Subordinated liabilities	(636)	(185)	(41)	(166)	(27)	(707)	(181)	(48)	(204)	(19)
Interest rate/FX risk:
Other financial assets at FVOCI	299	5	—	—	15	241	3	—	—	(4)
Debt securities in issue	(621)	(94)	—	(76)	(34)	(1,396)	(135)	—	(122)	136
Subordinated liabilities	3	3	—	3	(1)	7	7	—	7	(2)
	58,019	(649)	1,038	424	365	52,375	(608)	800	186	414

							Group
				2020			2019
		Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges	Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges
	Hedged item balance sheet line item	£m	£m	£m	£m	£m	£m
Cash flow hedges:
Interest rate risk:	Loans and advances to customers	(183)	165	1	(34)	21	(11)
	Loans and advances to banks	(2)	1	—	(2)	—	—
	Reverse repurchase agreements – non trading	(2)	1	—	—	—	—
	Deposits by banks	7	(2)	—	3	(2)	—
	Debt securities in issue	—	—	—	—	—	—
	Repurchase agreements – non trading	1	(1)	—	—	—	—
FX risk:	Other financial assets at FVOCI	40	6	—	(122)	3	—
	Not applicable – highly probable forecast transactions	33	3	—	267	2	—
	Deposits by customers	(5)	14	—	3	—	—
	Deposits by banks	—	—	—	4	—	—
	Debt securities in issue	(15)	(60)	—	177	(3)	—
	Repurchase agreements – non trading	(15)	—	—	—	—	—
Equity risk:	Other liabilities	—	—	—	—	—	(1)
Interest rate/FX risk:	Debt securities in issue/loans and advances to customers	(569)	236	(2)	630	280	20
	Deposits by customers	(132)	87	—	—	—	—
	Subordinated liabilities/loans and advances to customers	(130)	194	—	(69)	180	—
		(972)	644	(1)	857	481	8